DEBT AND CREDIT SOURCES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT AND CREDIT SOURCES	DEBT AND CREDIT SOURCES
Green Convertible Notes, Exchange Notes and Exchange Warrants
On July 17, 2020, Maxeon issued $200.0 million aggregate principal amount of its 6.5% Green Convertible Senior Notes due 2025 (“Green Convertible Notes”), if not earlier repurchased or converted. The Green Convertible Notes are senior, unsecured obligations of Maxeon and will accrue regular interest at a rate of 6.5% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, beginning on January 15, 2021. Upon satisfaction of the relevant conditions, the Green Convertible Notes will be convertible into Maxeon shares at an initial conversion price of $1,819.47 per share and an initial conversion rate of 0.5496 Maxeon shares per $1,000 principal amount of Green Convertible Notes. The conversion rate and conversion price will be subjected to adjustment in specified circumstances. We will settle conversions by paying or delivering, as applicable, cash, Maxeon shares or a combination of cash and Maxeon shares, at our election. The Green Convertible Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after July 17, 2023 and on or before the 60th scheduled trading day immediately before the maturity date, but only if the last reported sale price per ordinary share of Maxeon exceeds 130% of the conversion price for a specified period of time. In addition, the Green Convertible Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the Indenture), noteholders may require Maxeon to repurchase their Green Convertible Notes for cash. The repurchase price will be equal to the principal amount of the Green Convertible Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date.
The Green Convertible Notes were convertible during the second quarter of 2023 as the circumstances for conversion set out in Section 5.01(C)(i)(1) of the indenture dated July 17, 2020 between the Company and Deutsche Bank Trust Company Americas (the“2025 Notes Indenture”) were met for that period. During the third quarter of 2023, the Green Convertible Notes are no longer convertible. No conversion took place while the Green Convertible Notes were convertible.
Prior to the adoption of ASU 2020-06, the Green Convertible Notes was classified as a financial instrument that had both an equity and liability component. The liability component was recorded at fair value on initial recognition with the residual accounted for in equity. Subsequently, the liability portion was recorded at amortized cost. As a result of adopting ASU 2020-06, the Company made certain adjustments to its accounting for the Green Convertible Notes. The Company adopted the ASU during the first quarter of fiscal year 2022 on a modified retrospective basis. The adoption of ASU 2020-06 eliminated the bifurcation of the liability and equity components of the Green Convertible Notes into a single liability instrument. As a result of the adoption, the carrying amount of the Green Convertible Notes increased by $42.1 million to $187.8 million as of January 3, 2022. Additional paid-in-capital was reduced by $52.2 million and $10.1 million cumulative effect of adoption was recognized to the opening balance of accumulated deficit as of January 3, 2022.
On May 30, 2024, the Company, together with certain noteholders of the Green Convertible Notes entered into exchange agreements pursuant to which the Company agreed to acquire the existing Green Convertible Notes from such holders and issue to them for each $1,000 principal amount of the Green Convertible Notes with (i) (x) $700 principal amount of Tranche A Notes of the Company’s new Adjustable-Rate Convertible Second Lien Senior
Secured Notes due 2028 (the “Tranche A Exchange Notes”), (y) $300 principal amount of Tranche B Notes of the Company’s new Adjustable-Rate Convertible Second Lien Senior Secured Notes due 2028 (the “Tranche B Exchange Notes,” and together with Tranche A Exchange Notes, the “Exchange Notes”), and (z) additional Tranche B Exchange Notes, equal to the amount of accrued and unpaid interest on such Existing 2025 Notes to, but not liincluding, the date on which the closing of the transactions contemplated by the Exchange Agreement occurs (the “Exchange Closing Date”), and (ii) warrants (the “Exchange Warrants” and together with the Exchange Notes, the “Exchange Securities”) granting such holder the right to purchase ordinary shares, no par value.
Consequently, certain investors were issued with: (x) $139.0 million principal amount of new Tranche A Note Adjustable-Rate Convertible Second Lien Senior Secured Notes due 2028 (the “Tranche A Exchange Notes”), (y) $65.1 million principal amount of new Tranche B Note Adjustable-Rate Convertible Second Lien Senior Secured Notes due 2028 (the “Tranche B Exchange Notes,” and together with Tranche A Exchange Notes, the “Exchange Notes”) and (z) 9.9 million warrants (the “Exchange Warrants” and, together with the Exchange Notes, the “Exchange Securities”) granting such holders the right to purchase ordinary shares, no par value (the “Shares”) of the Company subject to the terms and conditions set forth therein, in exchange for $198.5 million aggregate principal amount of the Green Convertible Notes, representing approximately 99.25% of the outstanding principal amount of the Green Convertible Notes, and $5.5 million of interest outstanding thereon on the closing date.June 20, 2024.
The Exchange Notes will mature on January 15, 2028, unless earlier repurchased, redeemed or converted. The Exchange Notes accrues interest at a rate of 9.50% per annum from the date of issuance until December 20, 2024.. Such interest is payable semi-annually and will be paid as follows: (a) 4% shall be paid in cash and (b) the remainder shall be paid, at the Company’s election, (i) in cash, (ii) by increasing the principal amount of the outstanding Tranche A Exchange Notes or Tranche B Exchange Notes as applicable, or by issuing additional Tranche A Exchange Notes or Tranche B Exchange Notes as applicable in a corresponding amount, (iii) subject to certain conditions, in shares with the number of shares determined using the daily VWAP of the Company’s shares for the 10 consecutive trading days ending three business days prior to the payment date or (iv) in a combination of the forms of payment as described in clauses (i), (ii), and (iii) above. Subsequent to December 20, 2024, the Exchange Notes will accrue interest at a rate of 8.00% per annum, payable solely in cash.
The Exchange Notes are convertible, at the option of each holder of the Exchange Notes, from and after the Conversion Commencement Date (as defined in the Exchange Notes Indenture) until the fifth scheduled trading day immediately preceding the maturity date of the Exchange Notes, in accordance with the terms and conditions set forth in the Exchange Notes Indenture. The Tranche A Exchange Notes and Tranche B Exchange Notes is convertible, at an initial conversion price of US$35.45 per share and US$164.22 per share, respectively, subject to adjustment as set forth in the Exchange Notes Indenture. The Tranche B Exchange Notes was reset to US$16.08 per share subsequently on August 30, 2024, based on the terms set out in the Exchange Notes Indenture. We will settle conversions by paying or delivering, as applicable, cash, Maxeon shares or a combination of cash and Maxeon shares, at our election. In connection to the Tranche A Exchange Notes, the Company may at its option, at any time from the receipt (or waiver) of all requisite regulatory approvals with respect to the 2024 TZE Private Placement until the fifth scheduled trading immediately preceding the maturity date of the Exchange Notes, require all the then-outstanding notes to be exchanged into the Company’s shares at US$35.45 per share (the “Optional Exchange”).
The Company may redeem the Exchange Notes (a) on or after January 15, 2026 if the closing sale price per Share exceeds 150% of the Exchange Notes Conversion Price then in effect for at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the date of the redemption notice and (b) at any time upon the occurrence of certain changes in relevant tax laws, at a redemption price equal to 100% of the principal amount of the Exchange Notes plus accrued and unpaid interest, in accordance with the terms and conditions set forth in Exchange Notes Indenture.
The Exchange Warrants will have an initial exercise price equal to $21.11 per share and are exercisable at any time on or after September 12, 2024 (the “Determination Date”) until January 15, 2028, unless terminated earlier as described below. The Exchange Warrants will entitle the holders thereof to purchase 6.56 million of Ordinary Shares. The Exchange Warrants shall automatically terminate and be of no effect, if following the closing of the Forward Purchase Investment, the holders of Tranche A Exchange Notes would beneficially own at least 30.0% of the Company’s equity interest, after giving effect to the Optional Exchange and the issuance of the shares in connection with 2024 TZE Private Placement and assuming the exercise in full of the Investor Warrant (as defined below). The Exchange Warrants are exercisable on a cashless basis under certain circumstances. The number of Shares for which an Exchange Warrant is exercisable, and the exercise price thereof, are subject to adjustment from time to time upon the occurrence of certain events, including: (1) any dividends paid and distributions of any kind issued to all holders of Shares; (2) any combination (by share split, share dividend, recapitalization or otherwise) or subdivision (by consolidation, combination, reverse share split or otherwise) in respect of Shares; (3) any grant, issuance or sale of any options, convertible securities or rights to purchase share, warrants, securities or other property, in each case pro rata to the holders of Shares; or (4) certain fundamental transaction, including change of control and sale of all or substantially all assets of the Company, subject to the adjustment set out in the Exchange Warrants.
From the issuance date until the Determination Date, the Exchange Warrants was a liability classified financial instrument that is remeasured to fair value as it has not satisfied the fixed-for-fixed criteria. The fair value of the Exchange Warrants at the issuance date was $43.7 million and was determined using Monte Carlo simulation model using Level 3 inputs based on unobservable inputs. On the Determination Date, the carrying amount of the Exchange Warrants were $47.4 million and a loss of $3.7 million was recorded in “Other, net” in the Consolidated Statements of Operations. The Exchange Warrants were subsequently reclassified to equity after remeasurement on the Determination Date, and thereafter will not be subsequently remeasured.
On July 5, 2024, the Company has also issued Tranche B Exchange Notes to TotalEnergies Marketing Services (“TEMS”) in an aggregate principal amount equal to approximately US$16.2 million pursuant to the termination agreement entered on May 30, 2024 to terminate the Solarization Agreement.
Pursuant to the 2024 TZE Private Placement which triggered a fundamental change event, the noteholder of the Green Convertible Notes for the remaining $1.5 million principal amount (“Remaining Green Convertible Notes”) has exercised it repurchase rights and such amount was fully redeemed in November 2024.
The exchange of certain Green Convertible Notes to the Exchange Notes, together with the full redemption of Remaining Green Convertible Notes constitute a substantial modification of the terms. The fair value of the Exchange Notes at modification is $139.5 million, determined using adjusted share price for Tranche A Exchange Notes and Monte Carlo simulation model for Tranche B Exchange Notes using Level 3 inputs based on unobservable inputs and require significant judgement.
Consequently, the Company recognized $7.0 million in “Gain on extinguishment of debt” on the Consolidated Statements of Operations. Included in such amount is the difference in the carrying amount of the old debt and fair value of the modified debt, offset against write-off of unamortized debt issuance cost and discount for these notes, and associated cost to lenders for the modification.
During fiscal year 2024, the Tranche A Exchange Notes were fully exchanged into the Company’s shares while for Tranche B Exchange Notes, an aggregate amount of $30.5 million were exchanged into the Company’s shares. As at December 31, 2024, the net carrying amount of Tranche B Exchange Notes is $38.9 million, recorded in “Convertible debt” on the Consolidated Balance Sheets. As of December 31, 2023, the net carrying amount of the Green Convertible Notes was $194.7 million, recorded in “Convertible debt” on the Consolidated Balance Sheets. As at December 31, 2024, the fair value and face value of the Tranche B Exchange Notes was $29.7 million and $44.1 million, respectively. The fair value was determined by Monte Carlo simulation model using Level 3 inputs based on unobservable inputs and require significant judgement. As at December 31, 2023, the fair value and face value of the Green Convertible Notes was $152.6 million and $200.0 million, respectively. The fair value was determined using Level 2 inputs based on market prices as reported by an independent pricing source.
The significant inputs in the valuations models were as follows:

	Exchange Notes		Exchange Warrants
	As of
	December 31, 2024	June 20, 2024	September 12, 2024	June 20, 2024
Expected term (years)	3.08	3.57	3.38	3.57
Expected average volatility	100.00%	105.69%	124.00%	99.17%
Credit spread	28.70%	60.91%	N.A	N.A
Expected dividend yield	—%	—%	—%	—%
Risk-free rate	4.05%	4.32%	3.43%	4.19%
In addition, for the valuation of the Exchange Notes and Exchange Warrants on June 20, 2024, it was dependent on significant level 3 inputs such as the expected timing of the closing of the 2024 TZE Private Placement, which was estimated to complete by September 30, 2024, and the number of shares to be issued of 1.9 million. The valuation of these instruments has also made adjustment for the dilution effect by the market prior to the issuance of such instruments.
As of December 31, 2024, included in the net carrying amount of the Exchange Notes is the unamortized debt discount and issuance cost of $5.2 million, to be amortized over a term of the note until 2028. As of December 31, 2023, included in the net carrying amount of the Green Convertible Notes is the unamortized debt issuance cost of $5.3 million, to be amortized over a term of the note until 2025.
Interest expense arising from the Exchange Notes and the Green Convertible Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$8,205	$13,000	$13,000
Amortization of debt issuance costs and debt discount	3,571	3,434	3,434
As at December 31, 2024, the if-converted value of the Exchange Notes is below the outstanding principal amount by $23.4 million. As of December 31, 2023, the if-converted value of the Green Convertible Notes is below the outstanding principal amount by $121.2 million.

Physical Delivery Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, the Company entered into a privately negotiated forward-starting physical delivery forward transaction (the “Physical Delivery Forward”) with Merrill Lynch International (the “Physical Delivery Forward Counterparty”), with respect to approximately $60.0 million worth of ordinary shares (the “Physical Delivery Maxeon Shares”), pursuant to which the Physical Delivery Forward Counterparty agreed to deliver the Physical Delivery Maxeon Shares to Maxeon or a third-party trustee designated by Maxeon for no consideration at or around the maturity of the Green Convertible Notes subject to the conditions set forth in the agreements governing the Physical Delivery Forward. The Physical Delivery Forward became effective on the first day of the 15 consecutive trading days commencing on September 9, 2020 and ended on September 29, 2020 (the “Note Valuation Period”).
The Company filed a registration statement on Form F-3 with the SEC on September 2, 2020. On September 9, 2020, Maxeon filed a final prospectus supplement related to the offering of up to $60.0 million of its ordinary shares in connection with the Physical Delivery Forward. Up to Note Valuation date on September 29, 2020, we issued and sold $58.5 million out of the approximately $60.0 million worth of shares in the Physical Delivery Forward, representing 38.0 thousand shares issued with the weighted average underwritten price of $1,539.84. The related shares are excluded from both basic and diluted loss per share calculation as this is an own share lending arrangement. During the Note Valuation Period, the Physical Delivery Forward was a liability classified financial instrument that is remeasured to fair value as it represents a net cash settled provision that is akin to an obligation to repurchase the Company's stock. At the end of the Note Valuation Period, the carrying amount of the Physical Delivery Forward was $64.1 million and a gain of $8.5 million was recorded in Other expense, net in the Consolidated Statements of Operations. The fair value of the Physical Delivery Forward was affected by the Company’s share price and other factors impacting the valuation model. This was subsequently reclassified to equity after remeasurement, at the end of the Note Valuation Period, and thereafter will not be subsequently remeasured.

Prepaid Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, Maxeon entered into a privately negotiated forward-starting forward share purchase transaction (the “Prepaid Forward”) with Merrill Lynch International (the “Prepaid Forward Counterparty”), pursuant to which Maxeon will repurchase approximately $40.0 million worth of ordinary shares, subject to the conditions set forth therein, including receipt of required shareholder approvals on an annual basis.
The Prepaid Forward became effective on the first day of the Note Valuation Period. The number of ordinary shares of Maxeon to be repurchased under the Prepaid Forward is determined based on the arithmetic average of the volume-weighted average prices per ordinary share of Maxeon over the Note Valuation Period, subject to a floor price and subject under Singapore law to a limit in aggregate of no more than 20% of the total number of ordinary shares in Maxeon’s capital as of the date of the annual shareholder repurchase approval (calculated together with the number of ordinary shares to be repurchased in connection with the Physical Delivery Forward), and Maxeon will prepay the purchase price for the Prepaid Forward in cash using a portion of the net proceeds from the sale of the Green Convertible Notes. Under the terms of the Prepaid Forward, the Prepaid Forward Counterparty will be obligated to deliver the number of ordinary shares of Maxeon underlying the transaction to Maxeon which is 25.3 thousand shares, or pay cash to the extent Maxeon fails to provide to Prepaid Forward Counterparty evidence of a valid shareholder authorization, on or shortly after the maturity date of the Green Convertible Notes, subject to the ability of the Prepaid Forward Counterparty to elect to settle all or a portion of the transaction early.
The Prepaid Forward is classified as an asset and remeasured to fair value at the end of each reporting period, with changes in fair value booked in earnings as the contract includes provisions that could require cash settlement. As of December 31, 2024 and December 31, 2023, the carrying amount of the Prepaid Forward is $0.2 million and $16.3 million respectively, and is recognized as “Prepaid expense and other current assets” and “Other long-term assets” in the Consolidated Balance Sheets, respectively. The remeasurement to fair value for fiscal year 2024 and 2023 was a loss of $16.0 million and $18.4 million, respectively, while for fiscal year 2022, it was a gain of $2.4 million. Such remeasurement difference is recorded as Other expense, net in the Consolidated Statements of Operations. The fair value of the Prepaid Forward is affected by the Company’s share price and other factors impacting the valuation model.
Existing 1L Notes
On August 17, 2022, Maxeon completed its sale of the Existing 1L Notes to TZE SG at a purchase price equivalent to 97% of the principal amount of the Existing 1L Notes. The Existing 1L Notes will accrue regular interest at a rate of 7.5% per annum, payable semi-annually in arrears on February 17 and August 17 of each year, beginning on February 17, 2023. Payment of interest will take the following forms: (a) the initial 3.5% of the total 7.5% interest payable on an interest payment date shall be paid in cash and (b) the remaining 4.0% of interest payable on such interest payment date may be paid, at the Company’s election, (i) in cash, (ii) by increasing the principal amount of the outstanding Existing 1L Notes or by issuing additional Existing 1L Notes in a corresponding amount (the “PIK Notes”), in accordance with the terms and conditions of the Indenture, (iii) if subject to certain conditions, in ordinary shares of the Company (the “Shares”), and/or (iv) a combination of any two or more forms of payment as described in (i) through (iii). The payment of principal and interest are jointly and severally unconditionally guaranteed, on a senior secured basis, by certain subsidiaries of the Company.
From and after August 17, 2022 until the fifth scheduled trading day immediately preceding August 17, 2027, the holder of Existing 1L Notes may, at its option, convert its Existing 1L Notes at an initial conversion price of $23.13 per ordinary shares and an initial conversion rate of 43.2301 ordinary shares for $1,000 principal amount of Existing 1L Notes, in accordance with the terms and conditions of the indenture dated August 17, 2022 (the "Indenture"). The conversion rate and conversion price will be subjected to adjustment in specified circumstances. The Company can elect to settle the conversions by paying or delivering, as applicable, cash, ordinary shares of the Company or a combination of cash and ordinary shares of Maxeon. The Existing 1L Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after August 17, 2024, if the closing sale price per Share exceeds 130% of the Conversion Price then in effect on at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the date of the redemption notice. In addition, the Existing 1L Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the Indenture), noteholders may require Maxeon to repurchase their Existing 1L Notes for cash. The repurchase price will be equal to the principal amount of the Existing 1L Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date.
On May 31, 2024, the Company completed the sale of $25 million in principal amount of the Existing 1L Notes to TZE SG pursuant to the terms of a convertible note purchase agreement dated May 30, 2024. In connection with such transaction, the Company and certain of its subsidiaries incorporated in Singapore, Hong Kong, Bermuda, the Cayman Islands and Switzerland concurrently entered into customary secured transaction relating to certain assets (including intellectual property) located or registered in the United States to secure their respective obligations with respect to the Existing 1L Notes. Such Notes was exchanged for the New 1L Notes on June 20, 2024 pursuant to the issuance.

On June 20, 2024, the Company entered into a supplemental indenture amending the Existing 1L
Notes in order to, among other things, (i) extend the maturity date of the Existing 1L Notes from August 17, 2027 to
August 17, 2029; (ii) amend the interest rate of the Existing 1L Notes from 7.50% per annum to (a) 8.50% per annum, if the Company elects to pay the interest in cash and payment-in-kind interest or (b) 7.50% per annum, if the
Company elects to pay the interest solely in cash; (iii) change the per share conversion price to equal conversion price of the New 1L Notes, subject to reset in the future in connection with the TZE 2024 Private Placement; (iv) amend certain covenants of the Existing 1L Notes to permit the incurrence of indebtedness under the New 1L Notes, the Exchange Notes and certain additional senior secured indebtedness of the Company; (v) amend certain covenants of the Existing 1L Notes to (a) permit the incurrence of a security interest to secure the New 1L Notes on a pari passu basis, (b) to secure the Exchange Notes on a second lien basis, and (c) to secure certain senior indebtedness on a pari passu basis or on a second lien basis, as the case may be; and (vi) add new provisions with respect to the entry of an intercreditor agreement (the “Amended 1L Notes”).
The amendment of terms of the Existing 1L Notes constitute a substantial modification of the terms. Consequently, the Company recognized $27.8 million in “Gain on extinguishment of debt” on the Consolidated Statements of Operations. Included in such amount is the difference in the carrying amount of the old debt and fair value of the modified debt, offset against write-off of unamortized debt issuance cost and discount for these notes, and associated cost to lenders for the modification.
As at December 31, 2024 and December 31, 2023, the net carrying amount of the Existing 1L Notes was $166.2 million and $190.9 million, respectively, and recorded in “Convertible debt” on the Consolidated Balance Sheets. As at December 31, 2024, the fair value and the face value of the Existing 1L Notes was $136.6 million and $209.5 million, respectively. The fair value was determined by Monte Carlo simulation model using Level 3 inputs based on unobservable inputs and require significant judgement. As at December 31, 2023, the fair value and face value of the Existing 1L Notes was $148.4 million and $207.0 million, respectively. The fair value was determined using Level 2 inputs based on market prices as reported by an independent pricing source. As of December 31, 2024 and December 31, 2023, the unamortized debt issuance cost and debt discount was $43.3 million and $16.1 million, respectively.
The significant inputs in the valuations models were as follows:

	As of
	December 31, 2024	June 20, 2024
Expected term (years)	4.71	5.16
Expected average volatility	100.00%	113.96%
Credit spread	28.70%	60.91%
Expected dividend yield	—%	—%
Risk-free rate	4.04%	4.27%
The valuation of the Existing 1L Notes on June 20, 2024 was dependent on significant level 3 inputs such as the expected timing of the closing of the 2024 TZE Private Placement, which was estimated to complete by September 30, 2024. The valuation has also made adjustment for the dilution effect by the market prior to the issuance of such instruments.
Interest expense arising from the Existing 1L Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$16,025	$15,525	$5,822
Amortization of debt issuance costs and debt discount	5,201	3,514	1,230
As of December 31, 2024 and December 31, 2023, the if-converted value of the Existing 1L Notes is below the outstanding principal amount by $111.2 million and $142.8 million, respectively.
New 1L Notes
On June 20, 2024, pursuant to the terms of a securities purchase agreement entered into between the Company and TZE SG on May 30, 2024, the Company also completed the sale to TZE SG of $97.5 million in aggregate principal amount of the Company’s New 1L Notes at an aggregate purchase price of $97.5 million. Included in the consideration of such notes was exchange of $25 million of the Existing 1L Notes that were issued to TZE SG on May 31, 2024. The remaining proceeds were received in cash after netting off $2.5 million that was paid by TZE SG to a third-party consulting firm on behalf of the Company. The New 1L Notes will accrue regular interest at a rate of 9% per annum, payable semi-annually in arrears on June 20 and December 20 of each year, beginning on December 20, 2024. From the issuance date up to June 20, 2026, payment of interest will take the following forms: (a) the initial 6.0% of the total 9.0%interest payable on an interest payment date shall be paid in cash and (b) the remaining 3.0% of interest payable on such interest payment date may be paid, at the Company’s election, (i) in cash, (ii) by increasing the principal amount of the outstanding New 1L Notes or by issuing additional New 1L Notes in a corresponding amount (the “PIK Notes”), in accordance with the terms and conditions of the indenture (the “New 1L Notes Indenture”), and/or (iii) a combination of payment as described in (i) and (ii). The payment of principal and interest are jointly and severally unconditionally guaranteed, on a senior secured basis, by certain subsidiaries of the Company, on a pari pasu basis as the Existing 1L Notes. In connection with the issuance of the New 1L Notes, the Company also issued to TZE SG a warrant (the “Investor Warrant”) for no additional consideration, granting TZE SG the right to purchase certain number of ordinary shares of the Company at $1 per share such that it maintains an ownership of 23.53% of the equity interest of the Company after giving effect of the conversion by the Exchange Notes noteholder or the exercise of the Company’s option under the Optional Exchange. Such rights amounted to 1,345,663 ordinary shares that TZE SG can exercise.
From and after June 20, 2024 until the fifth scheduled trading day immediately preceding June 20, 2029, the holder of New 1L Notes may, at its option, convert its New 1L Notes at an initial conversion price of US$164.22 per share, respectively, subject to adjustment as set forth in the New 1L Notes Indenture. The New 1L Notes was reset to 16.08 per share subsequently on August 30, 2024, based on the terms set out in the New 1L Notes Indenture. The conversion rate and conversion price will be subjected to adjustment in specified circumstances. The Company can elect to settle the conversions by paying or delivering, as applicable, cash, ordinary shares of the Company or a combination of cash and ordinary shares of Maxeon. The New 1L Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after June 20, 2026, if the closing sale price per Share exceeds 130% of the Conversion Price then in effect on at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the date of the redemption notice. In addition, the New 1L Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the New 1L Notes Indenture), noteholders may require Maxeon to repurchase their New 1L Notes for cash. The repurchase price will be equal to the principal amount of the New 1L Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date.
At issuance, the consideration of $97.5 million was allocated between the New 1L Notes and Investor Warrants through an independent valuation with a value of $72.0 million and $25.5 million, respectively. The Investor Warrants were measured at fair value through profit or loss until such warrants were exercised or expired. TZE SG has fully exercised such warrants which gave rise to the issuance of 1,345,663 ordinary shares with a proceed of $1.3 million. Consequently, the Company has recorded a remeasurement loss of $1.3 million on the Investor Warrants in “Other, net” on the Consolidated Statements of Operations.
On December 19, 2024, the Company made a request to TZE SG to waive the December 2024 PIK interest and received the consent for such waiver. Under ASC 470-60-55-10, a concession is deemed to have been granted, and the waiver is to be accounted for as a troubled debt restructuring by debtors (TDR). The carrying amount of the 2029 notes does not exceed the undiscounted future cashflow under the new terms and therefore the waiver is accounted prospectively from the time of restructuring, December 19, 2024 by using a new effective interest rate to discount the carrying amount.
As at December 31, 2024, the net carrying amount of the New 1L Notes was $68.7 million, and recorded in “Convertible debt” on the Consolidated Balance Sheets. As at December 31, 2024, the fair value of the New 1L Notes was $65.5 million, determined by Monte Carlo simulation model using Level 3 inputs based on unobservable inputs and require significant judgement and the face value of the debt is $97.5 million. As of December 31, 2024, the unamortized debt issuance cost and debt discount is $30.3 million.
The significant inputs in the valuations models were as follows:

	New 1L Notes
	As of
	December 31, 2024	June 20, 2024
Expected term (years)	4.47	5.00
Expected average volatility	100.00%	113.96%
	28.70%	60.91%
Expected dividend yield	—%	—%
Risk-free rate	4.04%	4.27%
For the Investor warrants, the valuation was dependent on significant level 3 inputs such as estimated number of ordinary shares used in the valuation and the associated share price as of June 20, 2024 was 1.2 million and $23.00 per share, respectively. In addition, for the valuation of the New 1L Notes as well as the Investor warrants on June 20, 2024, it was dependent on the expected timing of the closing of the 2024 TZE Private Placement, which was estimated to complete by September 30, 2024. The valuation has also made adjustment for the dilution effect by the market prior to the issuance of such instruments.
Interest expense arising from the New 1L Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$3,169	$—	$—
Amortization of debt issuance costs and debt discount	2,141	—	—
As of December 31, 2024, the if-converted value of the New 1L Notes is below the outstanding principal amount by $51.8 million.
As at December 31, 2024, the Company has pledged certain assets as collaterals for the Existing 1L Notes, New 1L Notes and Exchange Notes (collectively, the “Convertible Debts”). The carrying amount of the assets pledged as collaterals exceeds the Convertible Debts’ principal amount of $351.1 million. The collaterals include all-asset debentures (subject to certain exceptions) over the assets of the Company and assets of certain of its subsidiaries incorporated in Singapore, Hong Kong, Bermuda, the Cayman Islands and Switzerland, including but not limited to certain intellectual property, and pledges of the shares of certain subsidiaries incorporated in Singapore, Hong Kong, Bermuda, the Cayman Islands, Switzerland, France, Malaysia and the Philippines. The Existing 1L Notes and the New 1L Notes have first lien security interest over the collaterals while the Exchange Notes are secured on a second lien basis.
Other Debt and Credit Sources
In June 2018, SunPower entered into a trade financing agreement which entitles us to an uncommitted, on demand import and export combined financing of $25.0 million through Standard Chartered Bank Malaysia Berhad (the “SCB Agreement”) at a 1.5% per annum over LIBOR interest rate over a maximum financing tenor of 90 days. The interest rate for the Revolving Credit agreement was updated to 1.5% per annum over SOFR interest rate over a maximum financing tenor of 90 days in August 2022. In March 2024, the facility limit for the Revolving Credit agreement was revised to $25.0 million. In April 2024, SCB has requested that the company maintain cash deposits equal to the amount of credit facility utilized and deposit funds equal to twice the credit utilized for any new draws. The Company has fully repaid the principal and the facility was terminated during fiscal year 2024.
As at December 31, 2023, the outstanding amount and face value of this outstanding debt was $25.0 million. The total amount was recorded in “Short-term debt” on the Consolidated Balance Sheets and matured in fiscal year 2024. During the fiscal years 2024, 2023 and 2022, the Company recorded interest expense of $0.7 million, $2.3 million and $1.6 million, respectively, related to this debt, which is reported as interest expense on the Consolidated Statements of Operations.